September 8, 2006

Supplement

SUPPLEMENT DATED SEPTEMBER 8, 2006 TO THE PROSPECTUSES OF

Morgan Stanley Flexible Income Trust, dated February 28,  2006
Morgan Stanley High Yield Securities Inc., dated December 29, 2005
Morgan Stanley Income Trust, dated December 29, 2005
Morgan Stanley Strategist Fund, dated November 30, 2005
(each, a ‘‘Fund’’)

The following disclosure is hereby added at the end of the section of each Fund’s Prospectus titled ‘‘Additional Investment Strategy Information — Forward Foreign Currency Exchange Contracts’’:

The Fund may also enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the section of each Fund’s Prospectus titled ‘‘Additional Risk Information — Forward Foreign Currency Exchange Contracts’’:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Fund’s securities are not denominated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFUNDFCEC

September 8, 2006

Supplement

SUPPLEMENT DATED SEPTEMBER 8, 2006 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley Flexible Income Trust, dated February 28, 2006
Morgan Stanley High Yield Securities Inc., dated December 29, 2005
Morgan Stanley Income Trust, dated December 29, 2005
Morgan Stanley Strategist Fund, dated November 30,  2005
(each, a ‘‘Fund’’)

The following disclosure hereby replaces the third paragraph in the section of each Fund’s Statement of Additional Information titled ‘‘II. Description of the Fund and Its Investments and Risks — B. Investment Strategies and Risks — Forward Foreign Currency Exchange Contracts’’:

The Investment Adviser also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into ‘‘cross-currency’’ hedging transactions, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Fund’s securities are not denominated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.